Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments	Fair value of financial instruments

December 31, 2022	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,344,207	$1,344,207	$1,270,138	$—	$74,083
Development loans and other receivables	53,680	50,300	—	50,300	—
Derivative instruments:
Energy contracts not designated as cash flow hedge	393	393	—	—	393
Interest rate swap designated as a hedge	69,188	69,188	—	69,188	—
Interest rate cap not designated as a hedge	2,659	2,659	—	2,659	—
Congestion revenue rights not designated as a cash flow hedge	10,110	10,110	—	—	10,110
Cross currency swap designated as a net investment hedge	1,267	1,267	—	1,267	—
Commodity contracts for regulated operations	283	283	—	283	—
Total derivative instruments	83,900	83,900	—	73,397	10,503
Total financial assets	$1,481,787	$1,478,407	$1,270,138	$123,697	$84,586
Long-term debt	$7,512,017	$6,699,031	$2,623,628	$4,075,403	$—
Notes payable to related party	25,808	15,180	—	15,180	—
Convertible debentures	245	276	276	—	—
Preferred shares, Series C	12,072	11,675	—	11,675	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	120,284	120,284	—	—	120,284
Energy contracts not designated as a cash flow hedge	8,617	8,617	—	—	8,617
Cross-currency swap designated as a net investment hedge	24,371	24,371	—	24,371	—
Cross currency swap designated as a cash flow hedge	15,435	15,435	—	15,435	—
Commodity contracts for regulated operations	1,614	1,614	—	1,614	—
Total derivative instruments	170,321	170,321	—	41,420	128,901
Total financial liabilities	$7,720,463	$6,896,483	$2,623,904	$4,143,678	$128,901
24.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2021	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$1,848,456	$1,848,456	$1,753,210	$—	$95,246
Development loans and other receivables	32,261	33,286	—	33,286	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	15,362	15,362	—	—	15,362
Interest rate swap designated as a hedge	1,581	1,581	—	1,581	—
Cross-currency swap designated as a net investment hedge	1,958	1,958	—	1,958	—
Commodity contracts for regulated operations	1,721	1,721	—	1,721	—
Total derivative instruments	20,622	20,622	—	5,260	15,362
Total financial assets	$1,901,339	$1,902,364	$1,753,210	$38,546	$110,608
Long-term debt	$6,211,375	$6,543,933	$2,418,580	$4,125,352	$—
Notes payable to related party	25,808	25,808	—	25,808	—
Convertible debentures	277	519	519	—	—
Preferred shares, Series C	13,348	14,580	—	14,580	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	60,462	60,462	—	—	60,462
Energy contracts not designated as a cash flow hedge	1,169	1,169	—	—	1,169
Cross-currency swap designated as a net investment hedge	50,258	50,258	—	50,258	—
Interest rate swaps designated as a hedge	7,008	7,008	—	7,008	—
Commodity contracts for regulated operations	1,348	1,348	—	1,348	—
Total derivative instruments	120,245	120,245	—	58,614	61,631
Total financial liabilities	$6,371,053	$6,705,085	$2,419,099	$4,224,354	$61,631

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”), associated with the above derivative contracts:

2022
Financial contracts: Swaps	1,687,217
Options	35,824
1,723,041

Schedule of Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation by entering into the following long-term energy derivative contracts. Upon the acquisition of the Sugar Creek Wind Facility in 2021 (note 3(f)), the Company redesignated a long-term energy derivative contract to mitigate the price risk on the expected future sale of power generation. The fair value of the derivative on the redesignation date will be amortized into earnings over the remaining life of the contract.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
4,059,905	September 2030	$24.54	Illinois Hub
413,620	December 2028	$29.15	PJM Western HUB
1,977,766	December 2027	$22.05	NI HUB
1,665,318	December 2027	$36.46	ERCORT North HUB

Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2022	2021
Effective portion of cash flow hedge	$(128,838)	$(97,103)
Amortization of cash flow hedge	(12,180)	(2,132)
Amounts reclassified from AOCI	46,723	44,904
OCI attributable to shareholders of AQN	$(94,295)	$(54,331)

Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2022	2021
Unrealized gain (loss) on derivative financial instruments:
Energy derivative contracts	$(945)	$(5,353)
Commodity contracts	185	—
Total unrealized loss on derivative financial instruments	$(760)	$(5,353)
Realized gain (loss) on derivative financial instruments:
Energy derivative contracts	$6,939	$(108)
Currency forward contract	—	2,329
Interest rate swaps	(7,185)	—
Total realized gain (loss) on derivative financial instruments	$(246)	$2,221
Loss on derivative financial instruments not accounted for as hedges	(1,006)	(3,132)
Amortization of AOCI gains frozen as a result of hedge dedesignation	3,465	3,712
	$2,459	$580
Consolidated statements of operations classification:
Gain on derivative financial instruments	$4,408	$4,403
Gain on foreign exchange	—	2,329
Renewable energy sales	5,236	(6,152)
Reduction to gain on sale of renewable assets	(7,185)	—
	$2,459	$580

Schedule of Maximum Credit Risk Exposure for Financial Instruments
As of December 31, 2022, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

2022
Cash and cash equivalents and restricted cash	$101,185
Accounts receivable	552,914
Allowance for doubtful accounts	(24,857)
Notes receivable	53,680
$682,922

Schedule of Liabilities Maturity Profile
The Company’s liabilities mature as follows:

	Due less than 1 year	Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$1,128,660	$404,633	$1,984,855	$4,019,166	$7,537,314
Interest on long-term debt	310,863	447,227	386,560	3,936,205	5,080,855
Purchase obligations	741,888	—	—	—	741,888
Environmental obligation	9,326	18,084	1,915	19,021	48,346
Advances in aid of construction	1,554	—	—	86,992	88,546
Derivative financial instruments:
Cross-currency swap	3,205	5,541	6,279	24,781	39,806
Energy derivative and commodity contracts	29,286	49,865	29,896	21,468	130,515
Contract adjustment payments on Green Equity Units	76,208	37,668	—	—	113,876
Other obligations	37,209	6,392	5,080	271,962	320,643
Total obligations	$2,338,199	$969,410	$2,414,585	$8,379,595	$14,101,789